Vanguard® Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.1%)
	Air Products and Chemicals Inc.	1,907,837	540,681
	Freeport-McMoRan Inc.	12,311,773	459,106
	Nucor Corp.	2,135,901	333,948
	Dow Inc.	6,037,930	311,316
	Newmont Corp.	6,824,780	252,176
	LyondellBasell Industries NV Class A	2,227,410	210,936
	International Flavors & Fragrances Inc.	2,192,564	149,467
	CF Industries Holdings Inc.	1,657,228	142,091
	Avery Dennison Corp.	692,363	126,474
	Celanese Corp.	888,092	111,473
	International Paper Co.	2,972,248	105,426
	Mosaic Co.	2,854,016	101,603
	Eastman Chemical Co.	1,018,629	78,149
	Steel Dynamics Inc.	675,644	72,442
	FMC Corp.	1,071,335	71,747
	Westlake Corp.	137,237	17,109
			3,084,144
Consumer Discretionary (5.9%)
	Walmart Inc.	12,719,116	2,034,168
	Lowe's Cos. Inc.	4,998,308	1,038,848
	Target Corp.	3,964,695	438,376
	Ford Motor Co.	33,762,850	419,335
	General Motors Co.	11,814,891	389,537
	Activision Blizzard Inc.	3,208,692	300,430
	DR Horton Inc.	2,615,361	281,073
	Lennar Corp. Class A	2,231,541	250,446
*	Warner Bros Discovery Inc.	18,841,600	204,620
	Delta Air Lines Inc.	5,525,407	204,440
	eBay Inc.	4,570,794	201,526
*	Dollar Tree Inc.	1,795,329	191,113
	Genuine Parts Co.	1,206,166	174,146
*	NVR Inc.	26,582	158,516
	Darden Restaurants Inc.	1,038,052	148,670
	Electronic Arts Inc.	1,162,920	140,016
	PulteGroup Inc.	1,885,316	139,608
	Southwest Airlines Co.	5,116,629	138,507
	Garmin Ltd.	1,316,095	138,453
	Omnicom Group Inc.	1,697,010	126,393
*	Rivian Automotive Inc. Class A	5,197,491	126,195
*	United Airlines Holdings Inc.	2,805,960	118,692
*	Carnival Corp.	8,626,857	118,360
	Best Buy Co. Inc.	1,687,038	117,199

		Shares	Market Value ($000)
	LKQ Corp.	2,297,712	113,760
	Dollar General Corp.	942,079	99,672
*	CarMax Inc.	1,358,981	96,121
*	Royal Caribbean Cruises Ltd.	935,012	86,152
	News Corp. Class A	4,248,207	85,219
*	MGM Resorts International	2,260,062	83,080
	Fox Corp. Class A	2,279,936	71,134
	Paramount Global Class B	4,140,166	53,408
	Interpublic Group of Cos. Inc.	1,653,452	47,388
	BorgWarner Inc. (XNYS)	1,008,858	40,728
*,1	Lucid Group Inc.	6,864,479	38,372
	Fox Corp. Class B	1,000,906	28,906
	Endeavor Group Holdings Inc. Class A	1,305,252	25,975
[1]	Sirius XM Holdings Inc.	4,953,400	22,389
[1]	Paramount Global Class A	114,903	1,814
	Lennar Corp. Class B	15,602	1,595
	News Corp. Class B	27,910	583
			8,494,963
Consumer Staples (10.7%)
	Procter & Gamble Co.	20,244,313	2,952,835
	PepsiCo Inc.	11,821,354	2,003,010
	Coca-Cola Co.	33,421,074	1,870,912
	Philip Morris International Inc.	13,331,860	1,234,264
	Mondelez International Inc. Class A	11,682,835	810,789
	CVS Health Corp.	11,031,004	770,185
	Altria Group Inc.	15,241,435	640,902
	McKesson Corp.	1,158,649	503,838
	Constellation Brands Inc. Class A	1,416,940	356,120
	Kimberly-Clark Corp.	2,904,481	351,006
	Archer-Daniels-Midland Co.	4,604,562	347,276
	General Mills Inc.	4,991,375	319,398
	Corteva Inc.	6,093,603	311,749
	Kenvue Inc.	14,798,888	297,162
	Sysco Corp.	4,352,596	287,489
	Keurig Dr Pepper Inc.	8,400,221	265,195
	Cencora Inc.	1,466,081	263,851
	Colgate-Palmolive Co.	3,549,210	252,384
	Kraft Heinz Co.	6,856,296	230,646
	Kroger Co.	4,548,402	203,541
	McCormick & Co. Inc.	2,157,169	163,168
	Walgreens Boots Alliance Inc.	6,303,997	140,201
	Clorox Co.	1,063,685	139,407
	Kellogg Co.	2,206,680	131,319
	Tyson Foods Inc. Class A	2,453,151	123,860
	Conagra Brands Inc.	3,830,905	105,043
	J M Smucker Co.	832,869	102,368
	Hormel Foods Corp.	2,348,514	89,314
	Campbell Soup Co.	1,665,018	68,399
	Albertsons Cos. Inc. Class A	2,719,368	61,866
	Molson Coors Beverage Co. Class B	776,954	49,406
			15,446,903
Energy (8.4%)
	Exxon Mobil Corp.	34,379,971	4,042,397
	Chevron Corp.	15,233,978	2,568,753
	ConocoPhillips	10,284,387	1,232,069
	EOG Resources Inc.	5,000,732	633,893
	Marathon Petroleum Corp.	3,433,809	519,673

		Shares	Market Value ($000)
	Phillips 66	3,824,095	459,465
	Valero Energy Corp.	3,032,831	429,782
	Occidental Petroleum Corp.	5,698,162	369,697
	Schlumberger NV	6,101,873	355,739
	Williams Cos. Inc.	10,447,696	351,983
	Kinder Morgan Inc.	16,266,192	269,693
	Devon Energy Corp.	5,503,473	262,516
	ONEOK Inc.	3,845,466	243,918
	Baker Hughes Co.	4,335,051	153,114
	Halliburton Co.	3,472,326	140,629
	Marathon Oil Corp.	5,201,818	139,149
			12,172,470
Financials (18.9%)
*	Berkshire Hathaway Inc. Class B	15,673,740	5,490,511
	JPMorgan Chase & Co.	24,957,882	3,619,392
	Bank of America Corp.	58,005,807	1,588,199
	Wells Fargo & Co.	31,498,349	1,287,023
	Morgan Stanley	10,671,552	871,546
	Goldman Sachs Group Inc.	2,579,868	834,768
	Marsh & McLennan Cos. Inc.	4,241,231	807,106
	BlackRock Inc.	1,153,906	745,989
	Chubb Ltd.	3,526,850	734,220
	Charles Schwab Corp.	12,922,662	709,454
	Progressive Corp.	5,024,857	699,963
	Citigroup Inc.	15,509,735	637,915
	CME Group Inc.	3,089,193	618,518
	Intercontinental Exchange Inc.	4,899,593	539,053
	US Bancorp	13,372,117	442,082
	Arthur J Gallagher & Co.	1,850,432	421,769
	PNC Financial Services Group Inc.	3,420,488	419,933
	Aflac Inc.	5,100,546	391,467
	American International Group Inc.	6,112,978	370,447
	KKR & Co. Inc.	5,524,303	340,297
	Truist Financial Corp.	11,440,370	327,309
	Travelers Cos. Inc.	1,965,532	320,991
	MetLife Inc.	4,843,619	304,712
	Prudential Financial Inc.	3,117,536	295,823
	Ameriprise Financial Inc.	881,255	290,532
	Bank of New York Mellon Corp.	6,032,007	257,265
	Allstate Corp.	2,246,621	250,296
*	Arch Capital Group Ltd.	3,042,292	242,501
	T Rowe Price Group Inc.	1,926,266	202,008
	Willis Towers Watson plc	900,136	188,092
	Hartford Financial Services Group Inc.	2,625,924	186,204
	Discover Financial Services	2,146,330	185,937
	M&T Bank Corp.	1,425,558	180,262
	State Street Corp.	2,599,520	174,064
	Nasdaq Inc.	3,374,877	163,985
	Raymond James Financial Inc.	1,614,281	162,122
*	Markel Group Inc.	108,239	159,381
	Principal Financial Group Inc.	2,076,360	149,643
	Fifth Third Bancorp	5,849,827	148,176
	Cboe Global Markets Inc.	905,941	141,517
	Regions Financial Corp.	8,062,623	138,677
	Everest Group Ltd.	372,684	138,516
	Cincinnati Financial Corp.	1,347,093	137,794
	Huntington Bancshares Inc.	12,439,467	129,370
	Northern Trust Corp.	1,688,877	117,343

		Shares	Market Value ($000)
	W R Berkley Corp.	1,658,117	105,274
	Citizens Financial Group Inc.	3,854,794	103,309
	Loews Corp.	1,548,244	98,019
	Fidelity National Financial Inc.	2,220,534	91,708
	KeyCorp.	8,042,095	86,533
	Franklin Resources Inc.	2,570,686	63,187
	Equitable Holdings Inc.	1,483,519	42,117
	Globe Life Inc.	386,361	42,009
	Annaly Capital Management Inc.	2,120,872	39,894
	Interactive Brokers Group Inc. Class A	436,201	37,758
*	Berkshire Hathaway Inc. Class A	52	27,637
	Corebridge Financial Inc.	1,358,656	26,833
*,1	Rocket Cos. Inc. Class A	987,453	8,077
			27,334,527
Health Care (17.9%)
	UnitedHealth Group Inc.	7,955,334	4,011,000
	Johnson & Johnson	20,680,276	3,220,953
	AbbVie Inc.	15,158,898	2,259,585
	Merck & Co. Inc.	21,793,078	2,243,597
	Pfizer Inc.	48,489,279	1,608,389
	Abbott Laboratories	14,903,602	1,443,414
	Amgen Inc.	4,593,863	1,234,647
	Bristol-Myers Squibb Co.	17,941,882	1,041,347
	Medtronic plc	11,426,589	895,388
	Elevance Health Inc.	2,023,819	881,211
	Gilead Sciences Inc.	10,701,344	801,959
	Cigna Group	2,542,062	727,208
	Danaher Corp.	2,853,130	707,862
	Becton Dickinson and Co.	2,491,494	644,126
	Humana Inc.	1,064,103	517,707
	HCA Healthcare Inc.	1,751,919	430,937
*	Regeneron Pharmaceuticals Inc.	435,400	358,317
*	Centene Corp.	4,650,701	320,340
*	Biogen Inc.	1,243,843	319,680
	GE Healthcare Inc.	3,320,375	225,918
	Zimmer Biomet Holdings Inc.	1,794,639	201,394
	Cardinal Health Inc.	2,153,382	186,957
*	Molina Healthcare Inc.	500,860	164,227
	Baxter International Inc.	4,349,846	164,163
	Laboratory Corp. of America Holdings	761,002	153,000
*	Hologic Inc.	2,103,722	145,998
*	Avantor Inc.	5,805,174	122,373
	Revvity Inc.	1,066,141	118,022
	Quest Diagnostics Inc.	964,094	117,485
	Viatris Inc.	10,304,100	101,598
	STERIS plc	424,306	93,101
	Royalty Pharma plc Class A	3,279,297	89,000
*	Henry Schein Inc.	1,121,972	83,306
	Teleflex Inc.	403,730	79,297
*	Charles River Laboratories International Inc.	220,147	43,144
*	Bio-Rad Laboratories Inc. Class A	87,596	31,399
			25,788,049
Industrials (15.0%)
	Caterpillar Inc.	4,381,165	1,196,058
	Union Pacific Corp.	5,234,113	1,065,822
	Honeywell International Inc.	5,702,093	1,053,405
	General Electric Co.	9,347,124	1,033,325

		Shares	Market Value ($000)
	United Parcel Service Inc. Class B (XNYS)	6,211,653	968,210
	RTX Corp.	12,500,020	899,626
	Lockheed Martin Corp.	2,162,689	884,453
	Deere & Co.	2,266,170	855,207
	Eaton Corp. plc	3,426,604	730,826
	American Express Co.	4,743,150	707,631
	Illinois Tool Works Inc.	2,467,154	568,210
	CSX Corp.	17,231,483	529,868
	FedEx Corp.	1,943,940	514,989
	Northrop Grumman Corp.	1,169,439	514,775
	Emerson Electric Co.	4,907,782	473,945
	General Dynamics Corp.	2,110,417	466,339
	3M Co.	4,741,283	443,879
	Parker-Hannifin Corp.	1,103,011	429,645
	Trane Technologies plc	1,961,520	398,012
	Carrier Global Corp.	7,193,957	397,106
	Norfolk Southern Corp.	1,949,948	384,003
	PACCAR Inc.	4,490,034	381,743
	Johnson Controls International plc	5,678,828	302,170
	Capital One Financial Corp.	3,111,447	301,966
	AMETEK Inc.	1,981,230	292,747
	Otis Worldwide Corp.	3,536,395	284,008
	L3Harris Technologies Inc.	1,624,564	282,869
	Cummins Inc.	1,216,584	277,941
	Ferguson plc	1,685,077	277,145
*	PayPal Holdings Inc.	4,713,106	275,528
	DuPont de Nemours Inc.	3,547,966	264,643
	Fidelity National Information Services Inc.	4,786,635	264,557
	PPG Industries Inc.	2,022,478	262,518
	United Rentals Inc.	586,488	260,735
	Global Payments Inc.	2,231,482	257,491
	Fortive Corp.	3,023,631	224,232
	Ingersoll Rand Inc. (XYNS)	3,473,398	221,325
	Xylem Inc.	2,068,482	188,294
	Dover Corp.	1,201,717	167,652
	Westinghouse Air Brake Technologies Corp.	1,538,849	163,534
*	FleetCor Technologies Inc.	602,513	153,846
	Jacobs Solutions Inc.	1,081,637	147,643
	Expeditors International of Washington Inc.	1,270,626	145,652
	Ball Corp.	2,706,862	134,748
	Textron Inc.	1,701,513	132,956
	TransUnion	1,660,501	119,207
	Packaging Corp. of America	772,416	118,604
	Snap-on Inc.	454,639	115,960
*	Trimble Inc.	2,133,428	114,906
	Stanley Black & Decker Inc.	1,316,407	110,025
	Synchrony Financial	3,589,968	109,745
	Martin Marietta Materials Inc.	265,051	108,798
*	Zebra Technologies Corp. Class A	441,034	104,318
	Masco Corp.	1,932,430	103,288
*	Keysight Technologies Inc.	763,499	101,019
	Crown Holdings Inc.	1,036,457	91,706
	CH Robinson Worldwide Inc.	950,700	81,884
	Howmet Aerospace Inc.	1,681,724	77,780
	Hubbell Inc.	230,318	72,184
			21,610,701
Real Estate (3.0%)
	Prologis Inc.	7,934,242	890,301

		Shares	Market Value ($000)
	Crown Castle Inc.	3,724,527	342,768
	Digital Realty Trust Inc.	2,599,809	314,629
	Simon Property Group Inc.	2,669,520	288,388
	VICI Properties Inc.	8,703,163	253,262
	Extra Space Storage Inc.	1,814,491	220,606
	AvalonBay Communities Inc.	1,219,665	209,465
	Weyerhaeuser Co.	6,276,218	192,429
*	CBRE Group Inc. Class A	2,527,459	186,678
	Equity Residential	3,092,895	181,584
	Realty Income Corp.	3,041,633	151,899
	Iron Mountain Inc.	2,506,810	149,030
	Alexandria Real Estate Equities Inc.	1,486,369	148,786
	Ventas Inc.	3,455,932	145,599
	Mid-America Apartment Communities Inc.	1,002,271	128,942
	Essex Property Trust Inc.	551,270	116,919
	UDR Inc.	2,830,256	100,955
	WP Carey Inc.	1,837,711	99,383
	Healthpeak Properties Inc.	4,700,187	86,296
	Host Hotels & Resorts Inc.	3,055,860	49,108
	Regency Centers Corp.	793,340	47,156
	Camden Property Trust	458,776	43,391
	Boston Properties Inc.	606,879	36,097
			4,383,671
Technology (8.5%)
	Broadcom Inc.	3,544,269	2,943,799
	Oracle Corp.	13,986,258	1,481,424
	Intel Corp.	35,967,947	1,278,661
	International Business Machines Corp.	7,823,202	1,097,595
	QUALCOMM Inc.	9,584,588	1,064,464
	Analog Devices Inc.	4,279,589	749,313
	Micron Technology Inc.	9,406,769	639,942
*	VMware Inc. Class A	2,032,636	338,393
	TE Connectivity Ltd.	2,696,127	333,053
	Cognizant Technology Solutions Corp. Class A	4,336,939	293,784
	CDW Corp.	1,151,344	232,295
	Corning Inc.	6,594,069	200,921
	HP Inc.	7,620,492	195,847
	Hewlett Packard Enterprise Co.	11,091,157	192,653
*	ON Semiconductor Corp.	1,853,229	172,258
	Dell Technologies Inc. Class C	2,067,318	142,438
*	Akamai Technologies Inc.	1,302,671	138,787
	NetApp Inc.	1,810,039	137,346
*	Western Digital Corp.	2,764,779	126,157
	SS&C Technologies Holdings Inc.	1,811,857	95,195
	Gen Digital Inc. (XNGS)	4,668,843	82,545
*	Qorvo Inc.	841,116	80,301
	Skyworks Solutions Inc.	684,883	67,523
	Seagate Technology Holdings plc	846,198	55,807
	Leidos Holdings Inc.	590,002	54,375
			12,194,876
Telecommunications (3.8%)
	Cisco Systems Inc.	31,497,447	1,693,303
	Comcast Corp. Class A	35,345,249	1,567,208
	Verizon Communications Inc.	32,495,008	1,053,163
	AT&T Inc.	61,400,831	922,241
	Motorola Solutions Inc.	717,213	195,254
			5,431,169

		Shares	Market Value ($000)
Utilities (5.6%)
	NextEra Energy Inc.	17,613,751	1,009,092
	Southern Co.	9,373,481	606,652
	Duke Energy Corp.	6,620,769	584,349
	Waste Management Inc.	3,478,303	530,233
	Sempra	5,404,339	367,657
*	PG&E Corp.	20,957,793	338,049
	American Electric Power Co. Inc.	4,423,818	332,760
	Exelon Corp.	8,537,729	322,641
	Dominion Energy Inc.	7,186,995	321,043
	Constellation Energy Corp.	2,762,026	301,282
	Xcel Energy Inc.	4,735,853	270,985
	Consolidated Edison Inc.	2,961,553	253,302
	Republic Services Inc.	1,765,554	251,609
	Public Service Enterprise Group Inc.	4,285,640	243,896
	WEC Energy Group Inc.	2,709,800	218,274
	Edison International	3,293,110	208,421
	American Water Works Co. Inc.	1,672,860	207,150
	Eversource Energy	2,999,178	174,402
	Ameren Corp.	2,255,047	168,745
	Entergy Corp.	1,816,336	168,011
	FirstEnergy Corp.	4,679,555	159,947
	DTE Energy Co.	1,504,700	149,387
	PPL Corp.	6,330,041	149,136
	CenterPoint Energy Inc.	5,406,708	145,170
	CMS Energy Corp.	2,506,465	133,118
	Alliant Energy Corp.	2,171,737	105,221
	Evergy Inc.	1,972,544	100,008
	NiSource Inc.	3,549,224	87,595
	AES Corp.	5,754,742	87,472
	Vistra Corp.	1,569,876	52,088
	Avangrid Inc.	659,390	19,894
			8,067,589
Total Common Stocks (Cost $121,777,788)			144,009,062
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.391% (Cost $201,106)	2,011,487	201,128
Total Investments (99.9%) (Cost $121,978,894)			144,210,190
Other Assets and Liabilities—Net (0.1%)			140,535
Net Assets (100%)			144,350,725
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $59,263,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $64,298,000 was received for securities on loan, of which $64,291,000 is held in Vanguard Market Liquidity Fund and $7,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	546	118,086	(2,002)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of New York Mellon Corp.	8/30/24	BANA	12,369	(5.876)	—	(38)
Bank of New York Mellon Corp.	8/30/24	BANA	8,530	(5.875)	—	(22)
Bank of New York Mellon Corp.	8/30/24	BANA	7,037	(5.880)	—	(35)
Citigroup Inc.	8/29/25	BANA	8,226	(5.930)	—	(39)
Conagra Brands Inc.	8/30/24	BANA	7,541	(5.328)	—	(30)
Ferguson plc	8/30/24	BANA	11,184	(5.328)	—	(41)
Fidelity National Information Services Inc.	8/30/24	BANA	16,581	(5.873)	—	(26)
Goldman Sachs Group Inc.	8/29/25	BANA	80,893	(6.030)	289	—
Johnson Controls International plc	8/30/24	BANA	8,673	(5.328)	25	—
Kroger Co.	1/31/24	GSI	46,320	(5.324)	—	(1,652)
Rivian Automotive Inc.	8/30/24	BANA	10,440	(5.326)	—	(28)
Rivian Automotive Inc.	8/30/24	BANA	10,440	(5.326)	—	(27)
					314	(1,938)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	144,009,062	—	—	144,009,062
Temporary Cash Investments	201,128	—	—	201,128
Total	144,210,190	—	—	144,210,190
Derivative Financial Instruments
Assets
Swap Contracts	—	314	—	314
Liabilities
Futures Contracts[1]	2,002	—	—	2,002
Swap Contracts	—	1,938	—	1,938
Total	2,002	1,938	—	3,940
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.